SCHEDULE OF DEFERRED REVENUE (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Deferred revenue-current		$ 5
Deferred revenue-noncurrent
Total deferred revenue		$ 5